Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Supplemental Cash Flow Disclosure

20 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2016	Year ended March 31, 2015
	$	$
Interest paid	(4,163)	(10,002)
Income taxes paid	148	(3,661)
Investment tax credit on research and development received	296,924	333,106